Acquisitions (Details) $ in Millions				12 Months Ended
	Apr. 01, 2016 USD ($) high_net_worth_client	Jul. 31, 2015 USD ($)	Jan. 02, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Contingent payments				$ 2
Potential obligation to pay additional consideration, lower range				0
Potential obligation to pay additional consideration, upper range				$ 16
Contingent consideration payment period				2 years
Acquisitions
Intangible assets acquired					$ 32
Atherton Lane Acquisition
Acquisitions
Assets under management acquired	$ 2,450
Approximate number of high net worth clients (in customers) | high_net_worth_client	700
Cash paid for assets acquired	$ 38
Business combination, contingent payments	22
Goodwill	$ 29
Useful life	14 years
Intangible assets acquired	$ 30
Cutwater Acquisition
Acquisitions
Assets under management acquired			$ 23,000
Meritan Investment Management GmbH
Acquisitions
Proceeds from divestiture		$ 40
Gain (loss) on disposition		12
Goodwill written off		22
Intangible assets written off		$ 9